Segment and Geographic Information - Summary of Geographic Locations of the Ultimate End Customers (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from External Customer [Line Items]
Total revenue	$ 25,060	$ 15,732	$ 72,514	$ 76,067
China
Revenue from External Customer [Line Items]
Total revenue	11,646	5,590	30,664	54,728
Taiwan
Revenue from External Customer [Line Items]
Total revenue	6,099	6,032	25,835	18,190
Singapore
Revenue from External Customer [Line Items]
Total revenue	0	3,599	7,306	0
Rest of the World
Revenue from External Customer [Line Items]
Total revenue	2,186	486	$ 8,709	$ 3,149
North America
Revenue from External Customer [Line Items]
Total revenue	$ 5,129	$ 25